Maintenance Rights Intangible And Lease Premium, Net (Tables)	12 Months Ended
Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Schedule Of Movements In Maintenance Rights Intangible

Year ended December 31, 2014
Maintenance rights intangible, net at beginning of period	$-
ILFC Transaction	3,975,286
EOL contract cash receipt	(27,571)
EOL and MR contract maintenance rights expense	(103,236)
Transfer to lease incentives	(32,220)
Maintenance rights intangible, net at end of period	$3,812,259

Maintenance Rights Intangible And Lease Premium, Net [Member]
Finite-Lived Intangible Assets [Line Items]
Schedule Of Maintenance Rights Intangible And Lease Premiums

	2014	2013
Maintenance rights intangible	$3,812,259	$-
Lease premium	93,767	9,354
	$3,906,026	$9,354

Lease Premium [Member]
Finite-Lived Intangible Assets [Line Items]
Schedule Of Maintenance Rights Intangible And Lease Premiums

		Year ended December 31, 2014

	Weighted-average amortization period (in years)	Gross carrying amount	Accumulated amortization	Net
Lease premium	5.6	119,763	(25,996)	93,767

		Year ended December 31, 2013

	Weighted-average amortization period (in years)	Gross carrying amount	Accumulated amortization	Net
Lease premium	1.7	35,461	(26,107)	9,354

Schedule Of Future Amortization Of The Intangible Assets

Future amortization
2015	$23,116
2016	19,759
2017	13,633
2018	11,220
2019	10,466